SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Nov. 30, 2021 share $ / shares	Nov. 30, 2020 share	Nov. 30, 2019 share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers of options outstanding	4,225,000	2,950,000	3,150,000
Numbers of options exercisable	4,225,000
Weighted average remaining contractual life (year)	3 years 7 days
Weighted average exercise price | $ / shares	$ 0.65
January 15, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.6
Numbers of options outstanding	2,050,000
Numbers of options exercisable	2,050,000
Weighted average remaining contractual life (year)	1 year 10 days
Weighted average exercise price | $ / shares	$ 0.29
March 20, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.6
Numbers of options outstanding	150,000
Numbers of options exercisable	150,000
Weighted average remaining contractual life (year)	29 days
Weighted average exercise price | $ / shares	$ 0.02
November 28, 2024 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.5
Numbers of options outstanding	325,000
Numbers of options exercisable	325,000
Weighted average remaining contractual life (year)	2 months 23 days
Weighted average exercise price | $ / shares	$ 0.04
January 21, 2026 [Member] | Exercise Price 0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.75
Numbers of options outstanding	1,550,000
Numbers of options exercisable	1,550,000
Weighted average remaining contractual life (year)	1 year 6 months 7 days
Weighted average exercise price | $ / shares	$ 0.28
June 10, 2026 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.5
Numbers of options outstanding	150,000
Numbers of options exercisable	150,000
Weighted average remaining contractual life (year)	1 month 28 days
Weighted average exercise price | $ / shares	$ 0.02